NOTE 4 - PROPERTY & EQUIPMENT (Details) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Text Block [Abstract]
Depreciation	$ 1,598	$ 19,748